Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
January 31, 2022
(Unaudited)
Te
Principal
Amount Value
MUNICIPAL BONDS — 92.5%
California — 92.5%
$ 1,000,000 Abag Finance Authority for Nonprofit
Corps Odd fellows Home
Refunding Revenue Bonds,
Series A, (California Mortgage
Insurance),
5.00%, 04/01/23 ........... $ 1,047,596
250,000 Bay Area Toll Authority Pre-refunded
Highway Improvements Revenue
Bonds, Sub-Series S-4,
5.00%, 04/01/38(a) ......... 262,438
6,000,000 Bay Area Toll Authority Pre-refunded
Highway Improvements Revenue
Bonds, Sub-Series S-4,
5.00%, 04/01/43(a) ......... 6,298,513
20,000,000 Bay Area Toll Authority Pre-refunded
Highway Improvements Revenue
Bonds, Sub-Series S-4,
5.25%, 04/01/48(a) ......... 21,052,892
100,000 Bay Area Toll Authority San
Francisco Bay Area Subordinate
Transportation Advance
Refunding Revenue Bonds,
5.00%, 04/01/22 ........... 100,775
125,000 Bay Area Toll Authority San
Francisco Bay Area Subordinate
Transportation Advance
Refunding Revenue Bonds,
5.00%, 04/01/23 ........... 131,174
150,000 Cabrillo Community College District
Refunding GO,
5.00%, 08/01/23(a) ......... 153,387
100,000 Cabrillo Community College District
Refunding GO,
5.00%, 08/01/24(a) ......... 102,258
930,000 Cabrillo Community College District
Refunding GO,
5.00%, 08/01/27(a) ......... 950,999
500,000 California Educational Facilities
Authority Advance Refunding
Revenue Bonds, Series A,
5.00%, 01/01/27(a) ......... 571,852
1,550,000 California Educational Facilities
Authority Refunding Revenue
Bonds, Series A,
5.00%, 10/01/23 ........... 1,654,402
500,000 California Health Facilities Financing
Authority Current Refunding
Revenue Bonds,
5.00%, 11/01/31 ........... 651,501
Principal
Amount Value
California (continued)
$ 275,000 California Health Facilities Financing
Authority Current Refunding
Revenue Bonds,
5.00%, 11/15/22 ........... $ 284,698
1,000,000 California Health Facilities Financing
Authority Current Refunding
Revenue Bonds,
5.00%, 11/01/23 ........... 1,071,119
1,565,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bond, Series
A-1,
5.00%, 04/01/33 ........... 2,097,035
5,725,000 California Infrastructure & Economic
Development Bank Revenue
Bond,
5.00%, 10/01/35 ........... 6,855,821
250,000 California Infrastructure & Economic
Development Bank Revenue
Bond,
5.00%, 10/01/23 ........... 266,968
100,000 California Infrastructure & Economic
Development Bank Revenue
Bond,
5.00%, 10/01/23 ........... 106,787
125,000 California Infrastructure & Economic
Development Bank University &
College Improvements Revenue
Bonds,
5.00%, 05/15/23 ........... 131,753
1,000,000 California Municipal Finance
Authority Health Care Facilities
Improvements Revenue Bonds,
Series A,
4.00%, 02/01/36 ........... 1,156,486
1,000,000 California Municipal Finance
Authority Health Care Facilities
Improvements Revenue Bonds,
Series A,
4.00%, 02/01/37 ........... 1,154,924
1,000,000 California Municipal Finance
Authority Health Care Facilities
Improvements Revenue Bonds,
Series A,
4.00%, 02/01/38 ........... 1,152,434
1,000,000 California Municipal Finance
Authority Health Care Facilities
Improvements Revenue Bonds,
Series A,
4.00%, 02/01/39 ........... 1,150,499

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
California (continued)
$ 1,000,000 California Municipal Finance
Authority Health Care Facilities
Improvements Revenue Bonds,
Series A,
4.00%, 02/01/40 ........... $ 1,148,269
160,000 California Municipal Finance
Authority Retirement Facilities
California Armenian Home
Project Revenue Bonds,
(California Mortgage Insurance),
5.00%, 05/15/22 ........... 162,140
100,000 California Municipal Finance
Authority Retirement Facilities
Revenue Bonds, (California
Mortgage Insurance),
5.00%, 04/01/23 ........... 105,023
125,000 California Municipal Finance
Authority Retirement Facilities
Revenue Bonds, (California
Mortgage Insurance),
5.00%, 04/01/24 ........... 135,486
670,000 California Municipal Finance
Authority Retirement Facilities
Town and Country Manor
Revenue Bonds, (California
Mortgage Insurance),
4.00%, 07/01/24 ........... 716,216
4,770,000 California State Current Refunding
GO, Group C,
5.00%, 08/01/27 ........... 5,276,252
250,000 California State Public Works
Board Correctional Facilities
Improvements Revenue Bonds,
Series C,
5.00%, 11/01/23 ........... 267,689
460,000 California State Public Works
Board Correctional Facilities
Improvements Revenue Bonds,
Series C,
5.00%, 11/01/24 ........... 507,425
325,000 California State Public Works Board
Current Refunding Revenue
Bonds, Series F,
5.00%, 05/01/26 ........... 362,456
250,000 California State University & College
Improvements Current Refunding
Revenue Bonds, Series A,
5.00%, 11/01/23 ........... 267,870
Principal
Amount Value
California (continued)
$ 1,785,000 California State University & College
Improvements Revenue Bonds,
Series A,
5.00%, 11/01/24 ........... $ 1,973,633
1,000,000 California State University Current
Refunding Revenue Bonds, Series
A,
5.00%, 11/01/24(a) ......... 1,033,187
20,000 California State University Pre-
refunded Refunding Revenue
Bonds, Series A,
5.00%, 11/01/25(a) ......... 22,068
230,000 California State University Unfunded
Revenue Bonds, Series A,
5.00%, 11/01/25(a) ......... 254,108
150,000 California Statewide Communities
Development Authority Advance
Refunding Revenue Bonds,
(California Mortgage Insurance),
5.00%, 08/15/25 ........... 169,291
745,000 California Statewide Communities
Development Authority Current
Refunding Revenue Bonds,
(California Mortgage Insurance),
4.00%, 11/15/25 ........... 819,213
5,000,000 Carlsbad Unified School District
School Improvements GO, Series
B,
6.00%, 05/01/34 ........... 5,543,773
885,000 Chabot-Las Positas Community
College District Refunding GO,
5.00%, 08/01/25(a) ......... 939,425
325,000 City & County of San Francisco Public
Improvements GO, Series B,
5.00%, 06/15/22 ........... 330,486
4,335,000 City & County of San Francisco Public
Improvements GO, Series R1,
5.00%, 06/15/29 ........... 5,404,881
2,500,000 City & County of San Francisco
Refunding Notes COP,
5.00%, 04/01/23 ........... 2,620,785
150,000 City & County of San Francisco
Refunding Notes COP,
5.00%, 04/01/23 ........... 157,463
1,000,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5.00%, 05/15/30 ........... 1,222,367

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
California (continued)
$ 1,000,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5.00%, 05/15/31 ........... $ 1,241,690
1,000,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5.00%, 05/15/32 ........... 1,236,176
1,000,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5.00%, 05/15/33 ........... 1,233,668
4,000,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%, 05/15/34 ........... 4,970,482
7,500,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%, 05/15/40 ........... 9,249,054
3,645,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds, Series C,
5.00%, 05/15/23 ........... 3,843,371
1,500,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds, Series C,
5.00%, 05/15/24 ........... 1,630,558
200,000 City of Los Angeles Department of
Airports Port Airport & Marina
Improvements Refunding
Revenue Bonds,
5.00%, 05/15/24 ........... 217,408
100,000 City of Los Angeles Department of
Airports Port Airport & Marina
Improvements Refunding
Revenue Bonds,
5.00%, 05/15/25 ........... 111,886
100,000 City of Los Angeles Wastewater System
Revenue Advance Refunding
Revenue Bonds, Sub-Series A,
5.00%, 06/01/24 ........... 109,101
2,550,000 City of Los Angeles Wastewater System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%, 06/01/25 ........... 2,687,819
Principal
Amount Value
California (continued)
$ 1,800,000 City of Los Angeles Wastewater System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%, 06/01/27 ........... $ 1,896,790
150,000 City of Palo Alto Parking Facility
Improvements COP, Series A,
5.00%, 11/01/24 ........... 166,024
150,000 City of Sacramento Wastewater
Revenue Sewer Improvements
Revenue Bonds,
5.00%, 09/01/25 ........... 169,784
1,900,000 City of San Francisco Public Utilities
Commission Water Revenue
Advance Refunding Revenue
Bonds,
5.00%, 11/01/28 ........... 2,129,930
3,000,000 Coast Community College District
Advance Refunding GO,
2.23%, 08/01/31 ........... 2,971,627
3,000,000 Coast Community College District
Advance Refunding GO,
2.30%, 08/01/32 ........... 2,959,730
1,600,000 Contra Costa County Public Financing
Authority Current Refunding
Revenue Bonds, Series B,
5.00%, 06/01/25 ........... 1,800,816
3,625,000 Contra Costa Transportation Authority
Current Refunding Revenue
Bonds, Series A,
5.00%, 03/01/31 ........... 4,655,314
275,000 Contra Costa Water District
Refunding Revenue Bonds, Series
T,
5.00%, 10/01/25 ........... 303,572
425,000 County of Marin Advance Refunding
COP,
5.00%, 11/01/26 ........... 484,488
225,000 County of Sacramento Airport System
Revenue Current Refunding
Revenue Bonds, Sub-Series D,
5.00%, 07/01/23 ........... 238,290
225,000 County of Sacramento Airport System
Revenue Current Refunding
Revenue Bonds, Sub-Series D,
5.00%, 07/01/26 ........... 259,044
1,445,000 Desert Community College District
Refunding GO,
5.00%, 08/01/26 ........... 1,682,975

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
California (continued)
$ 200,000 East Bay Municipal Utility District
Wastewater System Revenue
Advance Refunding Revenue
Bonds, Series A,
5.00%, 06/01/22 ........... $ 203,067
300,000 East Bay Municipal Utility District
Wastewater System Revenue
Advance Refunding Revenue
Bonds, Series A,
5.00%, 06/01/23 ........... 316,914
225,000 East Bay Municipal Utility District
Wastewater System Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 06/01/24 ........... 245,314
150,000 East Bay Municipal Utility District
Wastewater System Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 06/01/25 ........... 168,984
1,500,000 Eastern Municipal Water District
Financing Authority Current
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/36 ........... 1,903,939
1,000,000 Eastern Municipal Water District
Financing Authority Current
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/37 ........... 1,270,251
805,000 Garden Grove Unified School District
School Improvements GO, Series
C,
5.00%, 08/01/30(a) ......... 855,128
2,000,000 Los Angeles Community College
District Advance Refunding GO,
1.17%, 08/01/26 ........... 1,949,982
200,000 Los Angeles Community College
District Refunding GO, Series A,
5.00%, 08/01/25(a) ......... 219,235
1,100,000 Los Angeles Community College
District Refunding GO, Series A,
5.00%, 08/01/29(a) ......... 1,205,791
1,000,000 Los Angeles Community College
District University & College
Improvements GO, Series
2008-F,
5.00%, 08/01/24(a) ......... 1,062,271
Principal
Amount Value
California (continued)
$ 850,000 Los Angeles County Metropolitan
Transportation Authority  Transit
Improvements Revenue Bonds,
Senior Series B,
5.00%, 07/01/25 ........... $ 900,453
125,000 Los Angeles County Metropolitan
Transportation Authority Current
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/24 ........... 136,875
120,000 Los Angeles County Metropolitan
Transportation Authority Current
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/25 ........... 131,219
5,000,000 Los Angeles County Metropolitan
Transportation Authority Transit
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/28 ........... 6,093,391
4,000,000 Los Angeles County Metropolitan
Transportation Authority Transit
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/29 ........... 4,980,008
4,950,000 Los Angeles County Metropolitan
Transportation Authority Transit
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/30 ........... 6,289,235
4,000,000 Los Angeles County Metropolitan
Transportation Authority Transit
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/32 ........... 5,171,493
275,000 Los Angeles County Metropolitan
Transportation Authority,
Refunding Revenue Bonds,
5.00%, 07/01/24 ........... 301,124
1,125,000 Los Angeles Department of Water
& Power Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/39 ........... 1,395,397
1,425,000 Los Angeles Department of Water &
Power Power System Electricity
Light & Power Improvements
Revenue Bonds, Series D,
5.00%, 07/01/22 ........... 1,451,836

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
California (continued)
$ 250,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/23 ........... $ 264,839
2,065,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/23 ........... 2,144,374
450,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series B,
5.00%, 01/01/23 ........... 466,402
600,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series B,
5.00%, 01/01/24 ........... 644,192
5,000,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series B,
5.00%, 07/01/24 ........... 5,466,189
100,000 Los Angeles Department of Water &
Power Power System Revenue
Electricity Light & Power
Improvements Revenue Bonds,
Series C,
5.00%, 07/01/22 ........... 101,883
1,800,000 Los Rios Community College District
Refunding GO,
5.00%, 08/01/27 ........... 1,839,730
175,000 Marin Community College District
Advance Refunding GO,
5.00%, 08/01/23 ........... 186,006
1,100,000 Mount San Jacinto Community
College District University &
College Improvements GO, Series
2014-A,
5.00%, 08/01/28 ........... 1,242,540
2,000,000 Municipal Improvement Corp. of
Los Angeles Refunding Revenue
Bonds, Series A,
5.00%, 11/01/24(a) ......... 2,169,971
450,000 Northern California Power Agency
Hydroelectric Project Current
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/22 ........... 458,570
Principal
Amount Value
California (continued)
$ 210,000 Northern California Transmission
Agency California-Oregon Project
Advance Refunding Revenue
Bonds,
5.00%, 05/01/26 ........... $ 241,760
3,000,000 Orange County Sanitation District
Advance Refunding Revenue
Bonds, Series A,
5.00%, 02/01/34 ........... 3,283,845
475,000 Orange County Water District
Repayment Of Bank Loan
Revenue Bonds, Series C,
5.00%, 08/15/25 ........... 537,852
200,000 Placer County Water Agency Current
Refunding COP,
5.00%, 07/01/22 ........... 203,826
150,000 Regents of the University of California
Medical Center Pooled Revenue
Current Refunding Revenue
Bonds, Series L,
5.00%, 05/15/23 ........... 158,203
1,145,000 Regents of the University of California
Medical Center Pooled Revenue
Current Refunding Revenue
Bonds, Series L,
5.00%, 05/15/24 ........... 1,246,019
1,320,000 Regents of the University of California
Medical Center Pooled Revenue
Pre-refunded Revenue Bonds,
Series J,
5.00%, 05/15/24(a) ......... 1,391,190
6,150,000 Regents of the University of California
Medical Center Pooled Revenue
Pre-refunded Revenue Bonds,
Series J,
5.25%, 05/15/27(a) ......... 6,501,316
1,100,000 Rio Hondo Community College
District Current Refunding GO,
Series B,
5.00%, 08/01/24 ........... 1,207,795
675,000 Rio Hondo Community College
District Current Refunding GO,
Series B,
5.00%, 08/01/25 ........... 764,453
870,000 Riverside County Transportation
Commission Pre-refunded
Refunding Revenue Bond, Series
A,
5.25%, 06/01/24(a) ......... 921,086

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
California (continued)
$ 3,000,000 Sacramento Municipal Utility
District  Refunding Revenue
Bonds, Sub-Series A,
5.00%, 08/15/49(b) ......... $ 3,148,552
5,250,000 Sacramento Municipal Utility District
Refunding Revenue Bonds, Sub-
Series B,
5.00%, 08/15/49(b) ......... 5,873,714
5,000,000 San Bernardino Community College
District Advance Refunding GO,
1.61%, 08/01/27 ........... 4,929,043
1,000,000 San Diego Community College
District Advance Refunding GO,
5.00%, 08/01/28 ........... 1,164,212
550,000 San Diego County Regional Airport
Authority Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/33 ........... 694,486
870,000 San Diego County Regional Airport
Authority Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/34 ........... 1,091,460
1,000,000 San Diego County Regional Airport
Authority Airport & Marina
Improvements Revenue Bonds,
Series A,
4.00%, 07/01/35 ........... 1,153,544
750,000 San Diego County Regional Airport
Authority Airport & Marina
Improvements Revenue Bonds,
Series A,
4.00%, 07/01/36 ........... 864,174
1,000,000 San Diego County Regional Airport
Authority Airport & Marina
Improvements Revenue Bonds,
Series A,
4.00%, 07/01/46 ........... 1,118,098
100,000 San Diego County Regional
Transportation Commission Sales
& Use Tax Refunding Revenue
Bonds, Series A,
5.00%, 04/01/25(a) ......... 108,512
120,000 San Diego County Water Authority
Advance Refunding Revenue
Bonds,
5.00%, 05/01/22 ........... 121,391
Principal
Amount Value
California (continued)
$ 3,800,000 San Diego County Water Authority
Refunding Revenue Bonds, Sub-
Series S1,
5.00%, 05/01/28 ........... $ 4,598,834
300,000 San Diego Public Facilities Financing
Authority Advance Refunding
Revenue Bonds, Series B,
5.00%, 08/01/25 ........... 339,426
1,115,000 San Diego Public Facilities Financing
Authority Advance Refunding
Revenue Bonds, Series B,
5.00%, 08/01/28 ........... 1,293,324
300,000 San Diego Public Facilities Financing
Authority Refunding Revenue
Bonds, Series A,
5.00%, 08/01/23 ........... 318,774
1,000,000 San Diego Public Facilities Financing
Authority Refunding Revenue
Bonds, Sub-Series A,
5.00%, 08/01/31(a) ......... 1,022,326
175,000 San Diego Regional Building
Authority Advance Refunding
Revenue Bonds, Series A,
5.00%, 10/15/22 ........... 180,547
1,460,000 San Francisco Bay Area Rapid Transit
District Sales Tax Revenue
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/28 ........... 1,640,509
1,500,000 San Francisco Bay Area Rapid Transit
District Transit Improvements
GO, Series B-1,
5.00%, 08/01/24 ........... 1,646,993
2,500,000 San Francisco Bay Area Rapid Transit
District Transit Improvements
GO, Series C-1,
5.00%, 08/01/24 ........... 2,744,988
500,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Advance
Refunding Current Revenue
Bonds, Series A,
5.00%, 05/01/23 ........... 526,412
3,810,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Advance
Refunding Current Revenue
Bonds, Series A,
5.00%, 05/01/26 ........... 4,376,004

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
California (continued)
$ 3,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
H,
5.00%, 05/01/29 ........... $ 3,616,151
1,025,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Port
Airport & Marina Improvements
Revenue Bonds, Series E,
5.00%, 05/01/40 ........... 1,221,634
4,225,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Refunding
Revenue Bonds, Series B,
5.00%, 05/01/27 ........... 4,985,292
2,620,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Refunding
Revenue Bonds, Series B,
5.00%, 05/01/28 ........... 3,152,585
200,000 San Francisco Municipal
Transportation Agency Transit
Improvements Revenue Bonds,
5.00%, 03/01/23 ........... 209,212
175,000 San Francisco Municipal
Transportation Agency Transit
Improvements Revenue Bonds,
5.00%, 03/01/26 ........... 200,930
830,000 San Jose Evergreen Community
College District Advance
Refunding GO,
5.00%, 09/01/24 ........... 913,793
785,000 San Mateo County Community
College District Refunding GO,
5.00%, 09/01/24(a) ......... 805,534
100,000 San Mateo Joint Powers Financing
Authority Advance Refunding
Revenue Bonds, Series A,
5.00%, 07/15/24 ........... 109,639
100,000 San Mateo Joint Powers Financing
Authority Public Improvements
Capital Project Revenue Bonds,
Series A,
5.00%, 07/15/25 ........... 113,103
1,000,000 San Mateo Union High School
District Refunding GO,
5.00%, 09/01/27(a) ......... 1,100,417
Principal
Amount Value
California (continued)
$ 275,000 San Mateo Union High School District
Refunding GO, Series C,
5.00%, 09/01/24 ........... $ 302,689
1,000,000 San Ramon Valley Unified School
District School Improvements
GO,
5.00%, 08/01/24 ........... 1,097,474
125,000 Santa Clara County Financing
Authority Public Facilities
Revenue Bonds, Series A,
5.00%, 04/01/26 ........... 144,073
250,000 Santa Clara Unified School District
Advance Refunding GO,
5.00%, 07/01/22 ........... 254,750
350,000 Santa Clara Unified School District
Advance Refunding GO,
5.00%, 07/01/23 ........... 370,775
100,000 Santa Clara Unified School District
Advance Refunding GO,
5.00%, 07/01/25 ........... 109,475
245,000 Santa Clara Unified School District
School Improvements GO,
5.00%, 07/01/27 ........... 284,807
1,540,000 Santa Clarita Community College
District Refunding GO,
5.00%, 08/01/24(a) ......... 1,635,897
150,000 Santa Monica Public Financing
Authority Current Refunding
Revenue Bonds,
5.00%, 07/01/25 ........... 169,459
225,000 Southern California Public Power
Authority Electricity Light &
Power Improvements Revenue
Bonds,
5.00%, 07/01/26 ........... 256,963
100,000 State of California (Other Revenue
LOC) Advance Refunding GO,
5.00%, 09/01/22 ........... 102,634
125,000 State of California Advance Refunding
GO,
5.00%, 11/01/23 ........... 133,777
325,000 State of California Advance Refunding
GO, Group B,
5.00%, 09/01/25 ........... 367,134
1,500,000 State of California Current Refunding
GO,
5.00%, 04/01/24 ........... 1,625,827
3,310,000 State of California Current Refunding
GO,
5.00%, 08/01/24 ........... 3,626,613

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
California (continued)
$ 150,000 State of California Department of
Water Resources Central Valley
Project Current Refunding
Revenue Bonds,
5.00%, 12/01/22 ........... $ 155,529
100,000 State of California Department of
Water Resources Central Valley
Project Current Refunding
Revenue Bonds,
5.00%, 12/01/24 ........... 110,796
1,300,000 State of California Department of
Water Resources Power Supply
Revenue Advance Refunding
Revenue Bonds, Series O,
5.00%, 05/01/22 ........... 1,314,909
300,000 State of California Department of
Water Resources Refunding
Revenue Bonds, Series AS,
5.00%, 12/01/25 ........... 332,299
125,000 State of California Department of
Water Resources Refunding
Revenue Bonds, Series AV,
5.00%, 12/01/27 ........... 144,857
1,000,000 State of California Multi Utility
Improvements GO,
5.00%, 10/01/25 ........... 1,132,253
125,000 State of California Refunding GO,
5.00%, 02/01/22 ........... 125,000
1,000,000 State of California Refunding GO,
5.00%, 10/01/25 ........... 1,101,118
6,065,000 State of California Refunding GO,
5.00%, 10/01/26 ........... 6,674,917
5,740,000 State of California Water Utility
Improvements GO,
5.00%, 11/01/29 ........... 7,146,355
550,000 Turlock Irrigation District Revenue
Bonds,
5.00%, 01/01/25 ........... 609,602
1,955,000 University of California Advance
Refunding Revenue Bonds, Series
AY,
5.00%, 05/15/24 ........... 2,129,805
995,000 University of California Current Pre-
refunded Refunding Revenue
Bonds, Series AF,
5.00%, 05/15/24(a) ......... 1,048,003
1,270,000 University of California Current Pre-
refunded Refunding Revenue
Bonds, Series AF,
5.00%, 05/15/26(a) ......... 1,337,652
Principal
Amount Value
California (continued)
$ 3,235,000 University of California Current Pre-
refunded Refunding Revenue
Bonds, Series AF,
5.00%, 05/15/30(a) ......... $ 3,407,325
1,575,000 University of California Pre-refunded
Limited Project Current
Refunding Revenue Bonds, Series
G,
5.00%, 05/15/30(a) ......... 1,595,674
11,000,000 University of California Refunding
Revenue Bonds, Series AK,
5.00%, 05/15/48(b) ......... 11,600,110
130,000 University of California University &
College Improvements Refunding
Revenue Bonds,
5.00%, 05/15/23 ........... 131,710
200,000 University of California University &
College Improvements Refunding
Revenue Bonds, Series BB,
5.00%, 05/15/25 ........... 224,459
100,000 University of California University &
College Improvements Revenue
Bonds, Series AM,
5.00%, 05/15/26 ........... 108,870
2,500,000 University of California University &
College Improvements Revenue
Bonds, Series BE,
5.00%, 05/15/33 ........... 3,121,204
550,000 Upper Santa Clara Valley Joint
Powers Authority Water Utility
Improvements Revenue Bonds,
Series A,
5.00%, 08/01/40 ........... 665,755
125,000 Ventura County Community College
District Advance Refunding GO,
5.00%, 08/01/24 ........... 137,249
425,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds,
5.00%, 11/01/24 ........... 470,401
1,645,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds, Series A,
1.32%, 11/01/25 ........... 1,628,194
2,295,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds, Series A,
1.54%, 11/01/26 ........... 2,273,365

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
California (continued)
$ 2,000,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds, Series A,
1.74%, 11/01/27 ........... $ 1,982,488
3,970,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds, Series A,
1.96%, 11/01/28 ........... 3,949,444
100,000 Walnut Energy Center Authority
Current Refunding Revenue
Bonds,
5.00%, 01/01/23 ........... 104,001
1,100,000 Western Municipal Water District
Facilities Authority Water Utility
Improvements Revenue Bonds,
Series A,
5.00%, 10/01/36 ........... 1,386,754
1,000,000 Western Municipal Water District
Facilities Authority Water Utility
Improvements Revenue Bonds,
Series A,
5.00%, 10/01/37 ........... 1,260,195
125,000 Yosemite Community College District
Current Refunding GO,
5.00%, 08/01/25 ........... 141,473
Total Municipal Bonds
(Cost $316,620,843)
315,207,088
CORPORATE BONDS — 0.6%
United States — 0.6%
2,000,000 Stanford Health Care, Series 2020,
3.31%, 08/15/30 ........... 2,121,050
Total Corporate Bonds
(Cost $2,000,000)
2,121,050
U.S. GOVERNMENT SECURITIES — 5.8%
U.S. Treasury Bills — 5.8%
10,000,000 0.09%, 03/31/22(c) ............. 9,998,281
10,000,000 0.29%, 06/30/22(c) ............. 9,985,997
Total U.S. Government Securities
(Cost $19,986,785)
19,984,278
Shares Value
INVESTMENT COMPANY — 4.2%
14,260,428 SEI Daily Income Trust Government
II Fund - Class A, 0.01%(d) ... $ 14,260,428
Total Investment Company
(Cost $14,260,428)
14,260,428
TOTAL INVESTMENTS — 103.1%
(Cost $352,868,056)
$ 351,572,844
LIABILITIES IN EXCESS OF
OTHER ASSETS — (3.1)%
(10,670,816)
NET ASSETS — 100.0%
$ 340,902,028
(a) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2022.
(c) Zero coupon security. The rate represents the yield at time of purchase.
(d) The rate shown represents the current yield as of January 31, 2022.
COP — Certificates of Participation
GO — General Obligation
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
California ................................... 92.5%
Other* ..................................... 7.5
100.0%
* Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.